LOSS PER ORDINARY SHARE - Computation of basic and diluted loss per share (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands					12 Months Ended
	Jan. 29, 2018 USD ($)	Jan. 29, 2018 CNY (¥)	Nov. 07, 2016 USD ($)	Nov. 07, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Computation of basic and diluted loss per share
Net loss					¥ 430,268	¥ 326,900	¥ 276,412
Change in redemption value of redeemable preferred shares							205,670
Cumulative dividend on preferred shares							332,660	¥ 7,127	¥ 3,509
Net loss attributable to ordinary shareholders					¥ (430,268)	¥ (326,900)	¥ (403,402)
Weighted average number of ordinary shares outstanding-basic and diluted | shares					990,255,959	784,566,371	299,093,937
Loss per ordinary share - basic and diluted | ¥ / shares					¥ (0.43)	¥ (0.42)	¥ (1.35)
Conversion of preferred shares to ordinary shares							¥ 97,274
Dividends on redeemable preferred shares							302,944
Preference dividends			$ 50,812	¥ 343,296			343,296
Net proceeds from issuance of ordinary shares	$ 202,696	¥ 1,283,308			¥ 1,283,308	¥ 649,834	¥ 1,221,518
Ordinary Shares
Computation of basic and diluted loss per share
Shares issued to depository bank (in shares) | shares						20,000,000
Net proceeds from issuance of ordinary shares						¥ 0